UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2009
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Barington Capital Group, L.P.
Address:      888 Seventh Avenue, 17th Floor
              New York, New York 10019


Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James A. Mitarotonda
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

     Signature                         Place                  Date of Signing:
/S/ JAMES A. MITAROTONDA          NEW YORK, NEW YORK             MAY 15, 2009
------------------------         -------------------            -----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                       0
                                                 ----------

Form 13F Information Table Entry Total:                  8
                                                 ----------

Form 13F Information Table Value Total:            $ 48,448
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

None*

*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                           Title
                           of                               Value       SH/     SH/  PUT/   Invest   Oth       Voting Authority
Name Of Issuer             Class              CUSIP       x$1,000     Prn Amt   Prn  CALL   Disc     Mgrs    Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Dillards Inc               Cl A              254067101         9        1,634     SH        DEFINED             1,634
Griffon Corp               Common            398433102     8,612    1,148,272     SH        DEFINED         1,148,272
Pep Boys Manny Moe & Jack  Common            713278109    15,618    3,541,438     SH        DEFINED         3,541,438
Saks Inc                   Common            79377W108        19       10,000     SH        DEFINED            10,000
Schulman A Inc             Common            808194104    21,076    1,555,406     SH        DEFINED         1,555,406
Standex Intl Corp          Common            854231107        92       10,000     SH        DEFINED            10,000
Syms Corp                  Common            871551107     2,876      469,973     SH        DEFINED           469,973
Trident Microsystems Inc   Common            895919108       146      100,000     SH        DEFINED           100,000

Total                                                     48,448

